SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	20 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	7 years
Software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years